Note 8 - Financial Instruments - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Financial assets	$ 299,086	$ 261,294
Current [member]
Statement Line Items [Line Items]
Financial assets	104,685	113,786
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	42,416	44,374
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	19,007	21,241
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	19,310	12,686
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 113,668	$ 69,207